Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Share capital.	Contributed surplus	Accumulated other comprehensive income (loss)	Deficit	Total
Balance at the beginning at Dec. 31, 2019	$ 100,298	$ 15,076	$ 7,369	$ (108,372)	$ 14,371
Balance at the beginning (in shares) at Dec. 31, 2019	11,852,749
Net loss for the year				(21,622)	(21,622)
Cumulative translation adjustment - net of tax of nil	$ 7,040	94	(2,802)		4,332
Exercise of share options	$ 3,025	(1,199)			1,826
Exercise of share options (in shares)	235,131
Exercise of warrants	$ 22,070	(5,739)			16,331
Exercise of warrants (shares)	1,556,154
Share-based compensation (note 13)		3,018			3,018
Issuance of units from offering (note 12)	$ 79,094				79,094
Issuance of units from offering (in shares)	6,564,914
Balance at the end at Dec. 31, 2020	$ 211,527	11,250	4,567	(129,994)	97,350
Balance at the end (in shares) at Dec. 31, 2020	20,208,948
Net loss for the year				(30,699)	(30,699)
Cumulative translation adjustment - net of tax of nil	$ 168	(18)	179		329
Exercise of share options	$ 992	(397)			595
Exercise of share options (in shares)	79,208
Exercise of warrants	$ 6,836	(998)			5,838
Exercise of warrants (shares)	485,161
Vesting of RSUs	$ 56	(56)
Vesting of RSUs (in shares)	2,900
Share-based compensation (note 13)		7,205			7,205
Balance at the end at Dec. 31, 2021	$ 219,579	$ 16,986	$ 4,746	$ (160,693)	$ 80,618
Balance at the end (in shares) at Dec. 31, 2021	20,776,217